Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Depreciation of property and equipment using the method over their estimated useful lives
We depreciate our property and equipment using the straight-line method over their estimated useful lives, which generally are as follows:
Category	Depreciation period (in years)
Leasehold improvements	3
Field equipment	5
Information technology equipment	3
Tooling	3
Capitalized software	3